Business Acquisition - Company's consolidated statements of operations (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	9 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Jun. 30, 2021
Business Acquisition
Revenue	$ 6,784	$ 10,605	$ 405,714
Net Income	$ 1,360	$ 1,086	$ 19,567